INCOME TAXES (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses	$ 3,253,425	$ 3,019,914
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability	463,000
Retained Earnings [Member]
Allowance for loan losses	$ 1,200,000